SECURED BORROWINGS, Secured Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Oct. 15, 2020	Dec. 31, 2019
Secured Borrowings [Abstract]
Total secured borrowings, net		$ 1,642,242		$ 1,695,525
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		1,669,056		1,717,483
Unamortized debt discount and loan costs		(26,814)		(21,958)
Total secured borrowings, net	[1]	1,642,242		1,695,525
Accrued interest		6,500		9,200
Secured Borrowings [Member] | Nord LB Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 60,667		$ 65,290
Weighted average interest rate	[2]	2.00%		3.59%
Maturity date		May 14, 2021
Secured Borrowings [Member] | 2012 Term Loan [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 362,960		$ 385,364
Weighted average interest rate	[2]	3.26%		4.15%
Maturity date		Aug. 09, 2025
Secured Borrowings [Member] | 2020 Term Loan [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 180,000	$ 180,000	$ 0
Weighted average interest rate	[2]	7.00%		0.00%
Maturity date		Oct. 15, 2025
Secured Borrowings [Member] | Magellan Acquisition Limited Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 252,143		$ 278,684
Weighted average interest rate	[2]	3.95%		4.11%
Maturity date		Dec. 08, 2025
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 229,644		$ 272,343
Weighted average interest rate	[2]	4.83%		4.85%
Maturity date, range start date		Jun. 15, 2023
Secured Borrowings [Member] | Fly Aladdin Engine Funding Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 40,640		$ 42,339
Weighted average interest rate	[2]	4.95%		4.95%
Maturity date, range start date		Dec. 31, 2021
Maturity date, range end date		Apr. 30, 2022
Secured Borrowings [Member] | Other Aircraft Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		$ 543,002		$ 673,463
Weighted average interest rate	[2]	3.21%		4.07%
Maturity date, range start date		Mar. 31, 2021
Maturity date, range end date		Jun. 30, 2028

[1]	As of December 31, 2020 and 2019, accrued interest on secured borrowings totaled $6.5 million and $9.2 million, respectively.
[2]	Represents the contractual interest rates and effect of derivative instruments and excludes the amortization of debt discounts and debt issuance costs.